SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

June 30, 2021 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 64.00%
Angola — 3.26%
$285,000	Angolan Government International Bond, 8.00%, 11/26/29	$292,825
200,000	Angolan Government International Bond, 8.25%, 5/9/28	209,203
225,000	Angolan Government International Bond, 9.13%, 11/26/49	230,921
200,000	Angolan Government International Bond, 9.50%, 11/12/25	219,357
		952,306
Argentina — 3.68%
397,095	Argentine Republic Government International Bond, 0.13%, 7/9/35	126,378
400,204	Argentine Republic Government International Bond, 0.13%, 1/9/38	150,076
1,625,000	Argentine Republic Government International Bond, 0.13%, 7/9/41	581,740
125,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	47,637
380,000	Provincia de Buenos Aires/Government Bonds, 9.13%, 3/16/24	169,765
		1,075,596
Armenia — 0.78%
200,000	Republic of Armenia International Bond, 7.15%, 3/26/25	227,851

Brazil — 2.33%
700,000	Brazilian Government International Bond, 4.75%, 1/14/50	680,016

Colombia — 1.38%
200,000	Colombia Government International Bond, 3.00%, 1/30/30	196,224
210,000	Colombia Government International Bond, 3.25%, 4/22/32	205,719
		401,943
Dominican Republic — 2.73%
150,000	Dominican Republic International Bond, 4.88%, 9/23/32	155,441
270,000	Dominican Republic International Bond, 5.50%, 1/27/25	296,888
345,000	Dominican Republic International Bond, 5.88%, 1/30/60	345,855
		798,184
Ecuador — 2.08%
882,441	Ecuador Government International Bond, 0.50%, 7/31/35	607,193

Egypt — 2.69%
200,000	Egypt Government International Bond, 7.50%, 2/16/61	187,725
9,675,000	Egypt Treasury Bills, 0.00%, 9/21/21(a)	598,962
		786,687
El Salvador — 0.97%
113,000	El Salvador Government International Bond, 6.38%, 1/18/27	103,009

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$120,000	El Salvador Government International Bond, 7.65%, 6/15/35	$110,287
70,000	El Salvador Government International Bond, 8.63%, 2/28/29	69,212
		282,508
Indonesia — 0.97%
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50	282,938

Iraq — 2.15%
437,500	Iraq International Bond, 5.80%, 1/15/28	424,863
200,000	Iraq International Bond, 6.75%, 3/9/23	204,796
		629,659
Lebanon — 0.49%
36,000	Lebanon Government International Bond, 5.80%, 4/14/20(b)	4,500
66,000	Lebanon Government International Bond, 6.00%, 1/27/23(b)	8,250
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(b)	10,625
106,000	Lebanon Government International Bond, GMTN, 6.15%, 6/19/20(b)	13,676
675,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(b)	84,375
166,000	Lebanon Government International Bond, 8.25%, 4/12/21(b)	21,580
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(b)	654
		143,660
Macedonia — 0.80%
200,000(c)	North Macedonia Government International Bond, 1.63%, 3/10/28	233,356

Mexico — 1.90%
275,000	Mexico Government International Bond, 3.77%, 5/24/61	257,446
280,000	Mexico Government International Bond, 4.50%, 1/31/50	298,896
		556,342
Nigeria — 2.39%
200,000	Nigeria Government International Bond, 6.50%, 11/28/27	212,634
450,000	Nigeria Government International Bond, 7.88%, 2/16/32	485,779
		698,413
Oman — 5.99%
200,000	Oman Government International Bond, 4.75%, 6/15/26	207,822
200,000	Oman Government International Bond, 4.88%, 2/1/25	209,732
400,000	Oman Government International Bond, 6.25%, 1/25/31	429,498
265,000	Oman Government International Bond, 6.75%, 10/28/27	297,329
200,000	Oman Government International Bond, 6.75%, 1/17/48	199,483
200,000	Oman Government International Bond, 7.00%, 1/25/51	204,282
200,000	Oman Sovereign Sukuk Co., 4.88%, 6/15/30	203,500
		1,751,646

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Pakistan — 1.63%
$470,000	Pakistan Government International Bond, 6.00%, 4/8/26	$475,884

Paraguay — 0.80%
200,000	Paraguay Government International Bond, 5.40%, 3/30/50	234,867

Philippines — 1.68%
300,000	Philippine Government International Bond, 2.95%, 5/5/45	290,763
200,000	Philippine Government International Bond, 3.20%, 7/6/46	200,712
		491,475
Qatar — 0.84%
200,000	Qatar Government International Bond, 4.40%, 4/16/50	244,081

Romania — 3.06%
35,000(c)	Romanian Government International Bond, 2.00%, 4/14/33	41,134
135,000(c)	Romanian Government International Bond, 2.12%, 7/16/31	164,978
100,000(c)	Romanian Government International Bond, 2.63%, 12/2/40	117,411
250,000(c)	Romanian Government International Bond, 2.75%, 4/14/41	293,604
107,000(c)	Romanian Government International Bond, 3.38%, 1/28/50	134,838
134,000	Romanian Government International Bond, 4.00%, 2/14/51	141,003
		892,968
Saudi Arabia — 2.34%
260,000	Saudi Government International Bond, 3.45%, 2/2/61	259,501
400,000	Saudi Government International Bond, 3.75%, 1/21/55	423,740
		683,241
Serbia — 1.44%
135,000(c)	Serbia International Bond, 1.65%, 3/3/33	156,439
200,000(c)	Serbia International Bond, 3.13%, 5/15/27	263,533
		419,972
South Africa — 1.54%
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	212,508
250,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	237,701
		450,209
Sri Lanka — 0.58%
270,000	Sri Lanka Government International Bond, 6.83%, 7/18/26	170,235

Tajikistan — 0.63%
200,000	Republic of Tajikistan International Bond, 7.13%, 9/14/27	184,650

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Trinidad & Tobago — 1.45%
$400,000	Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	$424,400

Tunisia — 1.78%
300,000(c)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	331,803
200,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	187,153
		518,956
Turkey — 4.74%
200,000	Istanbul Metropolitan Municipality, 6.38%, 12/9/25	200,746
640,000	Turkey Government International Bond, 4.88%, 4/16/43	509,869
400,000	Turkey Government International Bond, 5.75%, 5/11/47	342,177
340,000	Turkey Government International Bond, 5.95%, 1/15/31	333,428
		1,386,220
Ukraine — 1.77%
435,000	Ukraine Government International Bond, 1.26%, 5/31/40(d)	517,215

United Arab Emirates — 3.47%
250,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49	255,743
360,000	Finance Department Government of Sharjah, 3.63%, 3/10/33	363,287
430,000	Finance Department Government of Sharjah, 4.00%, 7/28/50	394,660
		1,013,690
Uruguay — 1.03%
232,599	Uruguay Government International Bond, 4.98%, 4/20/55	300,937

Venezuela — 0.11%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(b)	8,500
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(b)	7,380
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(b)	17,000
		32,880
Zambia — 0.52%
240,000	Zambia Government International Bond, 5.38%, 9/20/22	151,728

Total Foreign Government Bonds		18,701,906
(Cost $18,769,349)
Corporate Bonds — 33.89%
Argentina — 1.45%
115,000	YPF SA, 8.50%, 3/23/25	102,781
120,000	YPF SA, 8.50%, 7/28/25	94,980
254,000	YPF SA, 8.75%, 4/4/24	226,060
		423,821

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Brazil — 2.66%
$200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	$230,642
186,754	MV24 Capital BV, 6.75%, 6/1/34	206,830
300,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	340,500
		777,972
China — 1.17%
400,000	China Evergrande Group, 9.50%, 4/11/22	341,280

Colombia — 0.92%
250,000	Ecopetrol SA, 5.88%, 5/28/45	267,563

Ecuador — 0.28%
82,827	Petroamazonas EP, 4.63%, 12/6/21	82,454

Indonesia — 0.81%
200,000	Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50	237,221

Malaysia — 0.84%
200,000	Petronas Capital Ltd., 4.55%, 4/21/50	246,520

Mexico — 8.88%
200,000	Mexico City Airport Trust, 3.88%, 4/30/28	210,577
200,000	Mexico City Airport Trust, 5.50%, 7/31/47	202,263
75,000	Petroleos Mexicanos, 5.35%, 2/12/28	73,776
600,000	Petroleos Mexicanos, 5.63%, 1/23/46	490,590
200,000	Petroleos Mexicanos, 5.95%, 1/28/31	194,300
446,000	Petroleos Mexicanos, 6.35%, 2/12/48	381,107
145,000	Petroleos Mexicanos, 6.50%, 3/13/27	153,047
375,000	Petroleos Mexicanos, 6.84%, 1/23/30	386,844
175,000	Petroleos Mexicanos, 6.88%, 8/4/26	190,619
6,500,000(e)	Petroleos Mexicanos, 7.19%, 9/12/24	310,434
		2,593,557
Oman — 0.69%
200,000	OQ SAOC, 5.13%, 5/6/28	201,350

Paraguay — 0.72%
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27	210,700

Peru — 1.08%
320,000	InRetail Consumer, 3.25%, 3/22/28	316,384

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Qatar — 1.50%
$220,000	Qatar Petroleum, 3.13%, 7/12/41(f)	$219,188
220,000	Qatar Petroleum, 3.30%, 7/12/51(f)	220,000
		439,188
Saudi Arabia — 1.43%
220,000	SA Global Sukuk Ltd., 2.69%, 6/17/31(f)	222,860
200,000	Saudi Arabian Oil Co., 3.50%, 11/24/70	195,027
		417,887
South Africa — 1.68%
275,000	Sasol Financing USA LLC, 5.50%, 3/18/31	290,262
200,000	Stillwater Mining Co., 6.13%, 6/27/22	200,520
		490,782
Trinidad & Tobago — 0.70%
200,000	Trinidad Generation UnLtd, 5.25%, 11/4/27	205,720

Turkey — 0.96%
280,000	Hazine Mustesarligi Varlik Kiralama AS, 5.13%, 6/22/26	279,785

United Arab Emirates — 6.92%
200,000	DP World Salaam, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.75%), 6.00%, (g),(h)	220,163
520,000	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34	511,075
660,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	655,092
200,000	MDGH - GMTN BV, GMTN, 2.88%, 5/21/30	209,661
200,000	MDGH - GMTN BV, 3.70%, 11/7/49	219,172
200,000	Sharjah Sukuk Program Ltd., 2.94%, 6/10/27	206,992
		2,022,155
United States — 0.99%
400,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a)	289,200

Venezuela — 0.21%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(b)	7,377
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(b)	52,325
		59,702
Total Corporate Bonds		9,903,241
(Cost $9,876,953)

Contracts
Put Option Purchased — 0.02%
910,000	EUR-USD SWAP, Strike Price USD 1.18%, Expires 8/19/21, Notional Amount $1,073,800	6,554
Total Put Option Purchased		6,554
(Cost $6,042)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Investment Company — 0.73%
214,987	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	$214,987
Total Investment Company		214,987
(Cost $214,987)
Total Investments		$28,826,688
(Cost $28,867,331) — 98.64%
Other assets in excess of liabilities — 1.36%		396,395
NET ASSETS — 100.00%		$29,223,083

(a)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Principal amount denoted in Euros.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(h)	Perpetual security with no stated maturity date.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Foreign currency exchange contracts as of June 30, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,645,344	EUR	1,361,000	Citibank N.A.	8/18/21	$29,935
USD	171,337	EUR	140,000	Citibank N.A.	8/18/21	5,167
USD	134,052	EUR	110,000	Citibank N.A.	8/18/21	3,490
OMR	19,334	USD	50,000	HSBC Bank Plc	10/20/21	151
						$38,743

EUR	50,000	USD	60,720	Citibank N.A.	8/18/21	$(1,374)
KRW	305,004,447	USD	271,115	Citibank N.A.	8/18/21	(1,254)
USD	269,269	KRW	305,004,447	Citibank N.A.	8/18/21	(592)
USD	72,515	MXN	1,479,814	Citibank N.A.	8/18/21	(1,276)
USD	72,331	MXN	1,479,814	Citibank N.A.	8/18/21	(1,460)
USD	73,496	MXN	1,479,814	Citibank N.A.	8/18/21	(295)
USD	72,507	MXN	1,479,814	Citibank N.A.	8/18/21	(1,284)
USD	672,306	OMR	263,275	HSBC Bank Plc	10/20/21	(10,601)
						$(18,136)

Total						$20,607
Financial futures contracts as of June 30, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	3	September 2021	$(3,471)	EUR	$614,017	Citigroup Global Markets Inc.
10 Year U.S. Ultra Treasury Bond	5	September 2021	(12,261)	USD	736,016	Citigroup Global Markets Inc.
30 Year Euro-Buxl	1	September 2021	(3,689)	EUR	240,992	Citigroup Global Markets Inc.
30 Year U.S. Ultra Treasury Bond	1	September 2021	(2,908)	USD	192,688	Citigroup Global Markets Inc.
Ten Year U.S. Treasury Note	3	September 2021	(2,859)	USD	397,500	Citigroup Global Markets Inc.
Total			$(25,188)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Interest rate swaps as of June 30, 2021:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
2.75%	CNY-CITILDN	Expiration	Citigroup Global Markets Inc.	8/18/26	CNY	4,110	$(1,299)
6.98%	CME-SWAPIRS-MXN	Expiration	Citigroup Global Markets Inc.	8/6/31	MXN	5,919	(1,601)
							$(2,900)

Total							$(2,900)
Credit default swaps buy protection as of June 30, 2021:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Russian Foreign Bond - Eurobond	Quarterly	Morgan Stanley & Co. International plc	6/20/26	USD	820	$540	$(7,447)	$(6,907)
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/20/26	USD	234	38,783	(9,626)	29,157
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/20/23	USD	71	4,567	(1,561)	3,006
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/20/23	USD	76	4,889	(1,671)	3,218
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	6/20/23	USD	670	46,641	(18,273)	28,368
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/22/26	USD	270	41,215	(7,573)	33,642

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2021 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	6/20/23	USD	590	24,580	400	24,981
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	6/20/23	USD	125	5,739	(446)	5,292
Total							$166,954	$(46,197)	$120,757

Abbreviations used are defined below:
CNY - China Yuan
EMTN - Euro Medium Term Note
EUR - Euro
GMTN - Global Medium Term Note
KRW - South Korean Won
MXN - Mexican Peso
OMR - Omani Rial
USD - United States Dollar
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	64.00%
Energy	19.94%
Industrial	3.11%
Financial	2.64%
Basic Materials	2.49%
Government	1.67%
Utilities	1.49%
Consumer, Cyclical	1.08%
Consumer, Non-cyclical	0.75%
Communications	0.72%
Other*	2.11%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.